Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Capital Growth

The fund is no longer subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica Global Multifactor Macro

Transamerica Managed Futures Strategy

The corresponding principal risk in the “Principal Risks” section of the Prospectus and Summary Prospectus of each of the funds is deleted in its entirety and replaced with the following:

Tax – The fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

* * *

Transamerica Bond

Transamerica Floating Rate

Transamerica Intermediate Bond

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Capital Growth

The fund is no longer subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica Bond

Transamerica Floating Rate

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus and Summary Prospectuses

* * *

Transamerica Balanced II

The following is added as the second paragraph in the bulleted “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Balanced II” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Intermediate Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Capital Growth

The fund is no long subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Transamerica Bond

Transamerica Floating Rate

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Transamerica Global Multifactor Macro
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Global Multifactor Macro

The corresponding principal risk in the “Principal Risks” section of the Prospectus and Summary Prospectus of each of the funds is deleted in its entirety and replaced with the following:

Tax – The fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Transamerica Managed Futures Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Managed Futures Strategy

The corresponding principal risk in the “Principal Risks” section of the Prospectus and Summary Prospectus of each of the funds is deleted in its entirety and replaced with the following:

Tax – The fund may seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in the Subsidiary. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the fund’s taxable income or gains and of distributions made by the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Transamerica Balanced II
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus and Summary Prospectuses

* * *

Transamerica Balanced II

The following is added as the second paragraph in the bulleted “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Balanced II” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Capital Growth

The fund is no longer subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Bond (formerly Transamerica Flexible Income)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Floating Rate

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Intermediate Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class I2 | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class I2 Prospectus and Summary Prospectuses

* * *

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Capital Growth

The fund is no longer subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica Bond (formerly Transamerica Flexible Income)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Floating Rate

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Retail Class | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses

* * *

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class R, R4 and Class I3 | Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus and Summary Prospectuses

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class R, R4 and Class I3 | Transamerica Intermediate Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class R, Class R4 and Class I3 Prospectus and Summary Prospectuses

* * *

Transamerica Intermediate Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Capital Growth

The fund is no long subject to “Credit” risk as a principal risk of investing in the fund. This risk is removed from the “Principal Risks” section of the Prospectus and Summary Prospectus relating to the fund.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica High Yield Bond

The following is added to the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica High Yield Bond” in the Prospectus:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

The following principal risks are added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as principal risks of investing in the fund:

Energy Sector – Industries in the energy segment, such as those engaged in the development, production and distribution of energy resources, can be significantly affected by supply and demand both for their specific product or service and for energy products in general. The price of oil, gas and other consumable fuels, exploration and production spending, government regulation, world events and economic conditions likewise will affect the performance of companies in these industries.

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

Hybrid Instruments – Investing in hybrid instruments involves a combination of risks, including risks of investing in securities, commodities, options, futures, and currencies. An investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Inflation Opportunities

The sentence at the end of the fifth paragraph under “Principal Investment Strategies” in the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Inflation Opportunities” in the Prospectus, is deleted in its entirety and replaced with the following:

The fund may also invest in hybrid instruments having both debt and equity characteristics.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica Multi-Managed Balanced
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Multi-Managed Balanced

The following is added as the second paragraph in the sub-section “Equity component” under the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus relating to the fund, and under “More on Each Fund’s Strategies and Investments – Transamerica Multi-Managed Balanced” in the Prospectus:

As a part of its investment process, the equity sub-adviser seeks to assess and integrate into the analytical process the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the fund.

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in the fund:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica Bond (formerly Transamerica Flexible Income)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Floating Rate

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019

Class T2 | Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TRANSAMERICA FUNDS

Supplement to the Currently Effective Class T2 Prospectus

* * *

Transamerica Short-Term Bond

The following principal risk is added alphabetically to the “Principal Risks” section of the Prospectus and Summary Prospectus as a principal risk of investing in each of the funds:

Environmental, Social and Governance (“ESG”) – Applying ESG criteria to the investment analysis may impact the investment decision for securities of certain issuers and therefore the fund may forgo some market opportunities available to funds that do not use ESG criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the fund’s performance may at times be better or worse than the performance of funds that do not use ESG criteria.

* * *

Investors Should Retain this Supplement for Future Reference

May 9, 2019